Shareholder Report, Holdings (Details) - C000249041 [Member]	May 31, 2026
ProShares UltraPro QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Direxion Daily S&P 500 Bull 3X [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
iShares iBoxx USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
ProShares UltraPro Dow30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Direxion Daily Small Cap Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Direxion Daily Semiconductor Bull 3X ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Levered Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%